Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Payable after notice	$ 171,798
Payable on a fixed date	413,394
Total	733,390	$ 676,534
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	134,205
Payable on a fixed date	264,309
Total	503,158	472,798
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	7,999
Payable on a fixed date	53,247
Total	75,675	59,938
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	203
Payable on a fixed date	20,107
Total	20,310	16,847
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,435
Payable on a fixed date	11,906
Total	23,672	21,151
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	4,456
Payable on a fixed date	8,647
Total	18,738	15,213
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	136
Payable on a fixed date	14,891
Total	22,714	24,180
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,498
Payable on a fixed date	4,772
Total	9,846	9,543
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	12,866
Payable on a fixed date	35,515
Total	59,277	56,864
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	127,464
Payable on a fixed date	82,866
Total	224,800	214,545
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	43,058
Payable on a fixed date	293,379
Total	461,851	422,002
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,276
Payable on a fixed date	37,149
Total	46,739	$ 39,987
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	114,407
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	87,470
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	14,379
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	10
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,505
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,173
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	36
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	3,834
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	6,687
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	100,321
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	7,399
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	33,791
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	17,174
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	50
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	4,321
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	130
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	4,514
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	540
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	7,062
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	7,783
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	25,093
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 915